Investments	12 Months Ended
Dec. 31, 2017
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Investments
15.	INVESTMENTS

	12.31.2017	12.31.2016
Non-current
In other companies
Cementos del Plata S.A.	330,062	330,062

Total	330,062	330,062

The share of profit (loss) is as follows:

	12.31.2017	12.31.2016
Yguazú Cementos S.A. (Note 16)	—	36,631,307

Total	—	36,631,307

	12.31.2017	12.31.2016
Current
Short-term investments
In pesos (1)	1,982,957,634	470,780,626
In foreign currency (2)	1,007,955,379	98,660,256
Loans to related parties – InterCement Brasil S:A. (Note 19)	—	124,767,892

Total	2,990,913,013	694,208,774

(1)	The Group holds short-term investments denominated in pesos represented principally by participation in Mutual Funds (726,097,716 and 470,780,626 as of December 31, 2017 and 2016, respectively), Bonds issued by the Central Bank of the Argentine Republic (1,256,394,950 as of December 31, 2017). Such investments accrue interest at an annual nominal rate of approximately 27% and 23.5% as of December 31, 2017 and 2016, respectively.
(2)	The Group holds short-term investments denominated in US Dollars represented by Money Market Mutual Funds for a total amount of 1,007,955,379 and 70,942,028 as of December 31, 2017 and 2016, respectively, and accrue interest at an annual nominal interest rate of 1.8% and 0.1% as of December 31, 2017 and 2016, respectively. As of December 31, 2016, the Group also held short-term investments in Guarani for 27,718,228, represented by Certificate of Deposits, and accrued interest at an annual nominal rate of approximately 4.25%.

These short-term investments are maintained for investment purposes and are made for variable periods ranging from one to three months, depending on the Group’s fund needs and strategy.